Nature of Business and Significant Accounting Policies - Contract Liabilities and Deferred Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Amortization of contract liabilities	$ 5,616	$ 5,678	$ 5,749
Deferred revenue	11,655	9,907
Cost of revenues
Disaggregation of Revenue [Line Items]
Amortization of contract liabilities	1,700
General and administrative
Disaggregation of Revenue [Line Items]
Amortization of contract liabilities	3,900		4,100
Contract liabilities
Disaggregation of Revenue [Line Items]
Amortization of contract liabilities	5,600	5,700
Deferred revenue	$ 15,500	$ 6,800	$ 6,800